Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Lease Right-of-use Assets And Lease Liabilities
Right-of-use assets	$ 415,003	[1]	$ 408,699	[1]	$ 446,957
Operating lease liabilities, Current	19,572		20,160
Operating lease liabilities, Noncurrent	$ 504,934		$ 463,944

[1]	Operating lease right-of-use assets are measured at a cost of $510,430 and $466,296 and less accumulated amortization of $95,427 and $57,597 as of December 31, 2024, and 2023, respectively.